Federated Hermes International Equity Fund
Portfolio of Investments
August 31, 2023 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—48.9%
		Belgium—0.8%
63,500		D’Ieteren Group	$10,351,502
		Canada—6.4%
109,933		Canadian Tire Corp. Ltd.	13,041,933
1,834,400		Lundin Mining Corp.	14,227,733
237,003		Magna International, Inc.	13,940,940
344,715		Methanex Corp.	14,669,266
392,800		Open Text Corp.	15,828,863
237,628		Toronto Dominion Bank	14,494,745
		TOTAL	86,203,480
		Chile—0.4%
325,200		Antofagasta PLC	5,944,016
		China—1.0%
10,378,000		Weichai Power Co. Ltd., Class H	13,432,935
		Colombia—0.1%
34,600		Tecnoglass, Inc.	1,348,362
		France—5.9%
145,400		Ipsos	7,272,231
426,600		Michelin (CDGE)	13,328,529
219,178		Publicis Groupe	17,078,929
81,100		Teleperformance	11,224,426
228,100		TotalEnergies SE	14,343,709
136,657		Vinci SA	15,210,776
		TOTAL	78,458,600
		Germany—4.5%
388,800		Daimler Truck Holding AG	13,689,050
555,781		Deutsche Telekom AG, Class REG	11,897,993
294,200	[1]	flatexDEGIRO	2,580,901
64,200		Hannover Rueckversicherung SE	13,662,264
46,400		Munich Reinsurance Company	18,022,771
		TOTAL	59,852,979
		Ireland—2.8%
4,889,054	[1]	Greencore Group plc	5,198,802
98,100	[1]	Jazz Pharmaceuticals plc	14,063,616
423,188		Smurfit Kappa Group plc	17,791,987
		TOTAL	37,054,405
		Italy—0.1%
2,474,314	[1]	Trevi Finanziaria S.p.A.	826,371
		Japan—5.8%
809,700		Daicel Corp.	6,757,496
104,900		Daito Trust Construction Co. Ltd.	11,568,791
521,400		Honda Motor Co. Ltd.	16,816,995
461,300		KDDI Corp.	13,729,904
811,200		Marubeni Corp.	13,201,330
186,800		Sony Group Corp.	15,543,513
		TOTAL	77,618,029

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Netherlands—1.1%
443,800		Koninklijke Ahold NV	$14,513,434
		Norway—3.0%
763,944		DNB Bank ASA	15,115,793
424,949		SpareBanken Vest	4,321,043
835,453		SpareBank 1 SR-Bank ASA	10,109,592
307,200		Yara International ASA	11,231,044
		TOTAL	40,777,472
		Puerto Rico—1.0%
194,000		Popular, Inc.	13,246,320
		Russia—0.0%
8,422,100	[1,2]	Alrosa AO	0
		Singapore—1.1%
672,899		United Overseas Bank Ltd.	14,149,130
		South Korea—5.7%
236,500		Kia Corp.	14,332,133
103,600		LG Electronics, Inc.	7,705,930
1,316,380		LG Uplus Corp.	10,399,811
312,712		Samsung Electronics Co. Ltd.	15,819,709
388,440		Shinhan Financial Group Co. Ltd.	10,434,934
183,900		SK Hynix, Inc.	16,930,406
		TOTAL	75,622,923
		Sweden—1.8%
448,600		Duni AB	4,094,816
352,326		Loomis AB	9,317,155
670,300		SKF Ab, Class B	10,838,456
		TOTAL	24,250,427
		Switzerland—1.2%
162,166		Novartis AG	16,321,172
		Thailand—0.3%
1,564,700		Tisco Financial Group PCL	4,602,944
		United Kingdom—5.9%
405,226		BELLWAY PLC	10,934,321
936,472		Inchcape PLC	9,028,695
41,266		Linde PLC	15,971,592
712,189		Mondi PLC, SAF	11,910,019
153,406		Mondi PLC, UK	2,566,900
175,426		Next PLC	15,515,832
132,300	[1]	Nomad Foods Ltd.	2,426,382
7,671,464		Taylor Wimpey PLC	11,064,458
		TOTAL	79,418,199
		TOTAL COMMON STOCKS (IDENTIFIED COST $552,043,393)	653,992,700
		WARRANTS—0.0%
		Italy—0.0%
17,191	[1]	Trevi Finanziaria S.p.A., Warrants (IDENTIFIED COST $1,427,898)	11,185
		INVESTMENT COMPANIES—50.6%
11,742,991		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[3]	11,742,991
14,277,483		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.43%[3]	14,277,483

Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
49,673,831	Federated Hermes International Growth Fund, Institutional Shares	$650,727,190
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $602,084,794)	676,747,664
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $1,155,556,085)	1,330,751,549
	OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	6,908,247
	TOTAL NET ASSETS—100%	$1,337,659,796
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes International Growth Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 5/31/2023	$9,284,994	$5,590,881	$662,979,546	$677,855,421
Purchases at Cost	$41,623,679	$13,939,514	$—	$55,563,193
Proceeds from Sales	$(39,165,682)	$(5,255,616)	$(8,000,000)	$(52,421,298)
Change in Unrealized Appreciation/Depreciation	$—	$2,556	$(2,671,008)	$(2,668,452)
Net Realized Gain/(Loss)	$—	$148	$(1,581,348)	$(1,581,200)
Value as of 8/31/2023	$11,742,991	$14,277,483	$650,727,190	$676,747,664
Shares Held as of 8/31/2023	11,742,991	14,277,483	49,673,831	75,694,305
Dividend Income	$144,313	$173,493	$—	$317,806
*
At August 31, 2023, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Hermes International Growth Fund.
The Fund invests in Federated Hermes International Growth Fund (FIGRF), a diversified portfolio of Federated Hermes Adviser Series (Adviser Series) which is also managed by the Adviser. Adviser Series is an open-ended management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of FIGRF is to seek to provide long-term capital appreciation. Income distributions from FIGRF are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of FIGRF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. A copy of FIGRF’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund's Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$133,259,752	$520,732,948	$0	$653,992,700
Warrants
International	11,185	—	—	11,185
Investment Companies	676,747,664	—	—	676,747,664
TOTAL SECURITIES	$810,018,601	$520,732,948	$0	$1,330,751,549